Property and Equipment (Details) - Schedule of Property and Equipment and the Related Accumulated Depreciation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Property and Equipment (Details) - Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	$ 1,071		$ 1,509		$ 1,638
Cost, Additions during year	6		3		13
Cost, Transfers/ abandonments during year			(310)	[1],[2]	(159)	[1],[2]
Cost, Foreign currency translation reserve	2		(130)		17
Cost, Balance at end of year	1,079		1,071		1,509
Accumulated depreciation, Balance at beginning of year	349		314		166
Accumulated depreciation, Additions during year	98		116		142
Accumulated depreciation, abandonments during year		[1]	(32)
Accumulated depreciation, Foreign currency translation reserve	(4)		(49)		6
Accumulated depreciation, Balance at end of year	443		349		314
Net book value, Balance at end of year	636		722		1,194
Land [Member]
Property and Equipment (Details) - Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	77		73		75
Cost, Additions during year
Cost, Transfers/ abandonments during year
Cost, Foreign currency translation reserve	10		4		(2)
Cost, Balance at end of year	87		77		73
Accumulated depreciation, Balance at beginning of year
Accumulated depreciation, Additions during year
Accumulated depreciation, abandonments during year
Accumulated depreciation, Foreign currency translation reserve
Accumulated depreciation, Balance at end of year
Net book value, Balance at end of year	87		77		73
Plant and equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	966		1,407		1,539
Cost, Additions during year					9
Cost, Transfers/ abandonments during year			(310)	[1],[2]	(159)	[1],[2]
Cost, Foreign currency translation reserve	(7)		(131)		18
Cost, Balance at end of year	959		966		1,407
Accumulated depreciation, Balance at beginning of year	326		292		146
Accumulated depreciation, Additions during year	95		114		141
Accumulated depreciation, abandonments during year		[1]	(32)
Accumulated depreciation, Foreign currency translation reserve	(3)		(48)		5
Accumulated depreciation, Balance at end of year	418		326		292
Net book value, Balance at end of year	541		640		1,115
Office equipment [Member]
Property and Equipment (Details) - Schedule of Property and Equipment and the Related Accumulated Depreciation [Line Items]
Cost, Balance at beginning of year	28		29		24
Cost, Additions during year	6		3		4
Cost, Transfers/ abandonments during year
Cost, Foreign currency translation reserve	(1)		(3)		1
Cost, Balance at end of year	33		28		29
Accumulated depreciation, Balance at beginning of year	23		22		20
Accumulated depreciation, Additions during year	3		2		1
Accumulated depreciation, abandonments during year
Accumulated depreciation, Foreign currency translation reserve	(1)		(1)		1
Accumulated depreciation, Balance at end of year	25		23		22
Net book value, Balance at end of year	$ 8		$ 5		$ 6

[1]	Between 2016 and January 2022, the company operated a grid-connected proof-of-concept wave energy array in Gibraltar. On January 20, 2022, the company announced a collaboration agreement with AltaSea, a non-profit that accelerates scientific collaboration and advances an emerging blue economy, at the Port of Los Angeles. On March 2, 2022, the company announced its intent to relocate the energy conversion unit from Gibraltar to AltaSea’s premises in the Port of Los Angeles. Eco Wave Power intends to develop and supply new and upgraded floaters for its planned pilot in AltaSea’s premises, while Gibraltar power station’s floater mechanisms were sent to steel recycling. As a result, the company recorded a one-off loss of $278 in 2022 as a loss on abandonment of fixed assets.
[2]	Transferred to a joint venture. See note 9.